DOCUMENT AND ENTITY INFORMATION (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jul. 31, 2014	Dec. 31, 2013
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	CLOROX CO /DE/
Entity Central Index Key	0000021076
Current Fiscal Year End Date	--06-30
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		128,845,437
Entity Public Float			$ 11.9